Additional Information to the Items of Profit or Loss	6 Months Ended
Jun. 30, 2020
Additional Information to the Items of Profit or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

NOTE 5:- ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

		Six months ended June 30,		Year Ended December 31,
		2020	2019	2019
		Unaudited		Audited
		USD in thousands
a.	Research and development expenses:

	Wages and related expenses	$181	$133	$435
	Share-based payment	100	19	165
	Clinical studies	1	56	240
	Regulatory, professional and other expenses	178	45	437
	Research and preclinical studies	33	190	277
	Chemistry and formulations	-	56	85

		493	499	1,639

b.	General and administrative expenses:

	Wages and related expenses	106	224	382
	Share-based payment	69	363	388
	Professional and directors' fees	679	598	1,065
	Business development expenses	5	215	387
	Office maintenance, rent and other expenses	53	38	72
	Investor relations and business expenses	7	45	63
	Regulatory expenses	51	67	112

		$970	$1,550	2,469